Note 6 - Investments In Equity Method Investees (Details) - Equity method investees and respective ownership percentages In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Multifeed [Member] USD ($)	Mar. 31, 2013 Multifeed [Member] JPY (¥)	Mar. 31, 2012 Multifeed [Member] JPY (¥)	Mar. 31, 2013 I-Revo [Member] USD ($)	Mar. 31, 2013 I-Revo [Member] JPY (¥)	Mar. 31, 2012 I-Revo [Member] JPY (¥)	Mar. 31, 2013 Trinity [Member] USD ($)	Mar. 31, 2013 Trinity [Member] JPY (¥)	Mar. 31, 2012 Trinity [Member] JPY (¥)	Mar. 31, 2013 Stratosphere [Member] USD ($)	Mar. 31, 2013 Stratosphere [Member] JPY (¥)	Mar. 31, 2012 I-Heart [Member] JPY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method percentage				33.00%	33.00%	33.00%	30.00%	30.00%	30.00%	33.75%	33.75%	45.00%	50.00%	50.00%	20.22%
Equity method investment	$ 17,860	¥ 1,681,723	¥ 1,406,634	$ 12,127	¥ 1,141,909	¥ 1,089,319	$ 3,950	¥ 371,888	¥ 186,115	$ 989	¥ 93,154	¥ 98,041	$ 794	¥ 74,772	¥ 33,159